FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Contractual Obligations and Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$2,224	$2,224	$-	$-
Amounts due to related parties	179	179	-	-
Minimum rental and lease payments	178	162	14	2
Term facility	840	840	-	-
Finance lease obligations	362	103	259	-
Total	$3,783	$3,508	$273	$2

Schedule of Foreign Currency Risk
	June 30, 2021		December 31, 2020
	MXN	CDN	MXN	CDN
Cash	$19,143	$3,177	$36,896	$2,831
Long-term investments	-	5,590	-	5,317
Reclamation bonds	-	6	-	6
Amounts receivable	-	19	-	20
Accounts payable and accrued liabilities	(28,708)	(256)	(22,972)	(157)
Due to related parties	-	(280)	-	(196)
Finance lease obligations	(163)	(391)	(1,543)	(448)
Net exposure	(9,728)	7,865	12,381	7,373
US dollar equivalent	$(491)	$6,346	$620	$5,791

Schedule of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$26,814	$-	$-
Amounts receivable	-	527	-
Long-term investments	4,408	-	102
Total financial assets	$31,222	$527	$102
Financial liabilities
Warrant liability	-	-	(1,307)
Total financial liabilities	$-	$-	$(1,307)

Schedule of Fair Value Assumption
	June 30, 2021	March 11, 2021
Weighted average assumptions:
Risk-free interest rate	0.44%	0.26%
Expected dividend yield	0%	0%
Expected life (years)	2.70	3.00
Expected stock price volatility	126.52%	129.51%
Weighted average fair value at grant date	C$0.42	C$0.32